Property and equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property and equipment

Note 4. Property and equipment

Property and equipment consisted of the following:

	Estimated Useful Life	March 31, 2017	June 30, 2016
Research and development equipment	3 – 10 years	$768,923	$226,372
Computer equipment	5 years	16,783	16,783
Furniture and fixtures	5 – 10 years	3,725	3,725
Leasehold improvements	*	3,240	3,240
		792,671	250,120
Less: Accumulated depreciation		(104,509)	(43,135)
Total		$688,162	$206,985

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.

The Company recorded depreciation expense of $35,540 and $10,417 for the three months ended March 31, 2017 and 2016, respectively.

The Company recorded depreciation expense of $61,374 and $23,403 for the nine months ended March 31, 2017 and 2016, respectively.

As of March 31, 2017, research and development fixed assets totaling $39,116 were not placed in service and therefore not depreciated during the period.

Note 4. Property and equipment

Property and equipment consisted of the following:

	Estimated Useful Life	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Research and development equipment	3 – 10 years	$226,372	$70,091	$192,672	$66,095
Computer equipment	5 years	16,783	12,892	14,983	4,367
Furniture and fixtures	5 – 10 years	3,725	3,725	3,725	725
Leasehold improvements	*	3,240	3,240	3,240	—
		250,120	89,948	214,620	71,187
Less: Accumulated depreciation		(43,135)	(8,307)	(31,710)	(5,675)
Total		$206,985	$81,641	$182,910	$65,512

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.

The Company recorded depreciation expense of $11,425 for three months ended June 30, 2016. The Company recorded depreciation expense of $34,828, $8,090, $26,035 and $5,675 for the years ended June 30, 2016, June 30, 2015 and March 31, 2016 and the period May 12, 2014 (Inception) through March 31, 2015, respectively.